9. SHARE CAPITAL (Details - Warrant outstanding) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants [Member]
Warrants Outstanding	2,519,238	2,831,338	3,131,556	4,367,297
Price $0.20 - $22.50
Weighted Average Exercise Price	$ 1.73
Remaining Contractual Life	0.08 – 3.12 years